Fair Value Measurements - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - Fair Value, Recurring $ in Thousands	Dec. 31, 2021 USD ($)
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market	$ 154,630
Investments	13,498
Total assets at fair value	168,128
Total liabilities at fair value	10,713
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market	0
Investments	0
Total assets at fair value	0
Total liabilities at fair value	0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market	0
Investments	0
Total assets at fair value	0
Total liabilities at fair value	9,475
Derivative warrant liabilities - Public warrants | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities at fair value	10,713
Derivative warrant liabilities - Public warrants | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities at fair value	0
Derivative warrant liabilities - Public warrants | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities at fair value	0
Derivative warrant liabilities - Private placement warrants | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities at fair value	0
Derivative warrant liabilities - Private placement warrants | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities at fair value	0
Derivative warrant liabilities - Private placement warrants | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities at fair value	$ 9,475